Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2011	2010
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.68% and 1.83% at December 31, 2011 and 2010, respectively	¥1,297	¥1,013
0.75% Japanese yen notes, due 2012	1,020	—
0.84% Japanese yen notes, due 2013	156	—
Capital lease obligations	4,597	8,247

	7,070	9,260
Less current portion	(3,702)	(5,129)

	¥3,368	¥4,131

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2011 were as follows:

(Millions of yen)
Year ending December 31:
2012	¥3,702
2013	1,528
2014	1,132
2015	457
2016	105
Thereafter	146

¥7,070